Share-based Compensation - Options (Details) - Stock options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of number of outstanding and exercisable options and the activity
Outstanding at beginning of year (in shares)	2,107,344	1,352,283	511,775
Exercisable at beginning of year (in shares)	595,424	229,000	150,109
Granted (in shares)	570,432	859,257	883,537
Exercised (in shares)	(1,249)	(10,886)	(38,307)
Expired, forfeited or cancelled (in shares)	(221,554)	(93,310)	(4,722)
Outstanding at end of period (in shares)	2,454,973	2,107,344	1,352,283
Exercisable at end of period (in shares)	1,137,766	595,424	229,000
Summary of weighted-average exercise price of outstanding and exercisable options and the activity
Outstanding at beginning of year (in dollars per share)	$ 12.173	$ 13.607	$ 3.684
Exercisable at beginning of year (in dollars per share)	9.715	3.385	1.467
Exercise price (in dollars per share)	7.220	10.385	18.789
Exercised (in dollars per share)	0.223	1.231	1.928
Expired, forfeited or cancelled (in dollars per share)	10.325	17.780	2.547
Outstanding at end of period (in dollars per share)	11.195	12.173	13.607
Exercisable at end of period (in dollars per share)	$ 10.919	$ 9.715	$ 3.385
Summary of intrinsic value of outstanding and exercisable options and other information
Intrinsic value, outstanding options	$ 4,764	$ 1,128	$ 964	$ 2,883
Intrinsic value, exercisable options	$ 2,890	$ 881	$ 2,504	$ 1,179
Weighted average remaining contractual life of options outstanding	7 years 10 months 24 days
Weighted-average remaining contractual life of options exercisable	7 years 2 months 12 days
Minimum
Summary of weighted-average exercise price of outstanding and exercisable options and the activity
Exercise price (in dollars per share)	$ 7.00
Maximum
Summary of weighted-average exercise price of outstanding and exercisable options and the activity
Exercise price (in dollars per share)	$ 9.10